FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:- FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its money market funds, short-term bank deposits, marketable securities and foreign currency derivative contracts at fair value. Money market funds are classified within Level 1. Marketable securities are classified within Level 2 or Level 3. This is because these assets are mostly valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs, or based on unobservable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Level 3 Corporate debt security was structured and issued by a global financial institution and valued based on issuer risk, sovereign credit risk and interest rates. The Financial income related to the instrument during 2024 was insignificant.

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31,
	2024				2023
	Fair value measurements using input type				Fair value measurements using input type
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Total
Cash	$54.5	$-	$-	$54.5	$79.8	$-	$79.8
Cash equivalents
Money market funds	158.1	-	-	158.1	175.4	-	175.4
Short term deposits	293.6	-	-	293.6	282.5	-	282.5
Short-term bank deposits	134.0	-	-	134.0	52.5	-	52.5
Marketable securities:
Debt securities issued by the U.S. Treasury and other U.S. government agencies	-	518.4	-	518.4	-	661.2	661.2
Debt securities issued by other governments	-	55.4	-	55.4	-	60.3	60.3
Corporate debt securities	-	1,549.6	20.2	1,569.8	-	1,648.0	1,648.0
Foreign currency derivative contracts	-	3.3	-	3.3	-	1.3	1.3

Total financial assets	$640.2	$2,126.7	$20.2	$2,787.1	$590.2	$2,370.8	$2,961.0